Commitments and contingencies	12 Months Ended
Dec. 31, 2024
Commitments and contingencies
Commitments and contingencies

(18) Commitments and contingencies

- Lease obligations-

The future minimum lease payments under non-cancellable lease agreements but not yet commenced, are as follows:

	Dec 31	Dec 31
	2024	2023
	k€	k€
Less than one year	2,086	1,192
Between one and five years	14,304	14,304
More than five years	37,250	38,144
Total	53,640	53,640

In addition, the Group maintains leases which were not recognized in accordance with the exemptions in IFRS 16. These amounts are not material and therefore not presented here.

-Other Commitments and Contingencies-

The future minimum payments associated with miscellaneous commitments total approximately € 89,284k at December 31, 2024 (December 31, 2023: € 80,367k), of which € 20,743k relate to asset purchase commitments. The remaining amount of € 68,541k is related to long-term commitments in connection with facility expenses as well as contracted, non-milestone based capital calls in relation with the Group´s investments in associates and long-term investments.

In addition, as of December 31, 2024, contingent liabilities in relation with milestone-based commitments in connection with the Group´s long-term investments amounted to € 6,604k (December 31, 2023: € 9,122k).

The Group is not aware of any material actual or threatened litigation as of December 31, 2024.